Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Global Silver and Metals Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 66.7%
Agnico Eagle Mines Ltd.	43,608	$2,779,213
Dundee Precious Metals Inc.	654,903	3,548,852
Eldorado Gold Corp.(a)	605,428	5,076,625
Endeavour Silver Corp.(a)(b)	741,597	1,432,545
First Majestic Silver Corp.(a)(b)	609,192	6,064,594
Fortuna Silver Mines Inc.(a)(b)	845,053	3,778,344
Kinross Gold Corp.(a)	215,117	1,392,922
Lundin Gold Inc.(a)(b)	308,590	2,779,587
MAG Silver Corp.(a)(b)	326,465	4,041,250
New Gold Inc.(a)	2,986,363	3,543,362
Pan American Silver Corp.	821,709	24,071,044
Premier Gold Mines Ltd.(a)(b)	1,037,080	1,500,622
Seabridge Gold Inc.(a)(b)	203,212	3,159,475
Silvercorp Metals Inc.	711,650	3,135,544
SilverCrest Metals Inc.(a)	341,698	3,040,722
SSR Mining Inc.(a)	475,241	9,104,603
Victoria Gold Corp.(a)	98,874	916,348
Wheaton Precious Metals Corp.	82,943	3,559,672
Yamana Gold Inc.	298,980	1,611,490

		84,536,814

Japan — 3.0%
Asahi Holdings Inc.	147,900	3,802,692

Mexico — 3.9%
Industrias Penoles SAB de CV	521,845	4,972,557

Peru — 0.7%
Cia. de Minas Buenaventura SAA, ADR	105,509	828,246

Russia — 0.6%
Polymetal International PLC	35,651	717,106

South Africa — 4.5%
Harmony Gold Mining Co. Ltd.(a)	1,759,483	5,728,712

Security	Shares	Value

United Kingdom — 3.3%
Hochschild Mining PLC	1,147,389	$2,839,871
SolGold PLC(a)	4,103,170	1,311,306

		4,151,177

United States — 16.6%
Coeur Mining Inc.(a)(b)	919,811	5,288,913
Hecla Mining Co.	1,997,059	6,630,236
Newmont Corp.	156,016	9,122,256

		21,041,405

Total Common Stocks — 99.3% (Cost: $102,432,808)		125,778,709

Short-Term Investments

Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(c)(d)(e)	11,868,815	11,886,618
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(c)(d)	60,000	60,000

		11,946,618

Total Short-Term Investments — 9.4% (Cost: $11,932,259)		11,946,618

Total Investments in Securities — 108.7% (Cost: $114,365,067)		137,725,327

Other Assets, Less Liabilities — (8.7)%		(11,057,881)

Net Assets — 100.0%		$126,667,446

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,547,929	2,320,886	11,868,815	$11,886,618	$153,917	(b)	$3,266	$12,352
BlackRock Cash Funds: Treasury, SL Agency Shares	35,000	25,000	60,000	60,000	562		—	—

				$11,946,618	$154,479		$3,266	$12,352

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Global Silver and Metals Miners ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$125,778,709	$—	$—	$125,778,709
Money Market Funds	11,946,618	—	—	11,946,618

	$137,725,327	$—	$—	$137,725,327

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

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